COLT 2022-3 ABS-15G

Exhibit 99.39

TPR Firm:	EdgeMAC	Date Submitted:	2/14/2022
Client Name:	LSRMF Acquisitions II, LLC	Report:	Exception Report
Client Project:	COLT 2022-3	Loans in report:	1

Report Date	Loan Number	Dummy ID	Edge MAC ID	Seller Loan Number	Originator	General Category	Exception	Exception ID	Date Exception Cured Waived Updated	Description of Clearance	Comments	Compensating Factors	Exception Status	Exception Category	Exception Event Level	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
2/14/2022	XXX	4350095668	XXX	XXX	XXX	Credit - Credit	Client approved exception for 01x30 mortgage late. There is a private party mortgage on the subject property with interest payments due quarterly. Borrower's parents are the holder of the private party Note and they have several private party Notes on other properties that are owned by his XXX. The proof of payments on the private party note are confusing because they are lumped together with several other private party notes/mortgages. If we can make sense and document the lump sum payments being made to match or closely match the multiple notes will you be ok withy this along with the 01x30 mortgage. Compensating Factors:1. 790 credit score; 70 points above program minimum credit score of 7202. 61.486% LTV; 13.514% below 75% program maximum3. Mortgage history is 0x30 for 12 months 4. No public records5. 166 months reserves; 160 months greater than 6 month program minimum6. DSC ratio of 1.16; 0.16 greater than 1.00 program minimum	7803-40	8/13/2021	Waived/Exception Granted	Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. 790 credit score; 70 points above program minimum credit score of 720 2. 61.486% LTV; 13.514% below 75% program maximum 3. Mortgage history is 0x30 for 12 months 4. No public records 5. 166 months reserves; 160 months greater than 6 month program minimum 6. DSC ratio of 1.16; 0.16 greater than 1.00 program minimum	Waived	Credit	EG2	8/13/2021	Investment Property	WA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG3	EG1
2/14/2022	XXX	4350095668	XXX	XXX	XXX	Property - Collateral	The appraiser signature pages are missing from the file.	7803-38	8/20/2021	Credit condition cleared, Compliance condition cleared (does not include compliance cures)		Compensating Factors: 1. 790 credit score; 70 points above program minimum credit score of 720 2. 61.486% LTV; 13.514% below 75% program maximum 3. Mortgage history is 0x30 for 12 months 4. No public records 5. 166 months reserves; 160 months greater than 6 month program minimum 6. DSC ratio of 1.16; 0.16 greater than 1.00 program minimum	Cured	Property	EG1	8/13/2021	Investment Property	WA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG3	EG1